Income Taxes - Reconciliation of Effective Income Tax Rate from Continuing Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income tax at Federal statutory rate									$ 139	$ 142	$ 41
Increases (decreases) resulting from State income taxes, net of Federal effect									19	22	(2)
Asset removal costs									(11)	(7)	(3)
Change in estimates and interest related to uncertain and effectively settled tax positions									(8)	(11)	(6)
Change in state deferred tax balances as a result of restructuring											(6)
Cross-border energy lease investments									12	16	(5)
Deferred tax basis adjustments									(1)	2	(3)
Depreciation									(1)		(3)
Investment tax credit amortization									(3)	(4)	(4)
Reversal of valuation allowances											(8)
State tax benefits related to prior years' asset dispositions										(4)
Other, net									(8)	(8)	(3)
Consolidated income tax expense	$ 13	$ 88	$ 28	$ 9	$ 11	$ 54	$ 53	$ 30	$ 138	$ 148	$ (2)
Income tax at Federal statutory rate									35.00%	35.00%	35.00%
Increases (decreases) resulting from: State income taxes, net of Federal effect									4.80%	5.40%	(1.70%)
Asset removal costs									(2.80%)	(1.70%)	(2.60%)
Change in estimates and interest related to uncertain and effectively settled tax positions									(2.00%)	(2.70%)	(5.10%)
Change in state deferred tax balances as a result of restructuring											(5.10%)
Cross-border energy lease investments									3.00%	3.90%	(4.30%)
Deferred tax basis adjustments									(0.20%)	0.50%	(2.60%)
Depreciation									(0.20%)		(2.60%)
Investment tax credit amortization									(0.80%)	(1.00%)	(3.40%)
Reversal of valuation allowances											(6.80%)
State tax benefits related to prior years' asset dispositions										(1.00%)
Other, net									(2.00%)	(1.90%)	(2.50%)
Consolidated Income Tax Expense Related to Continuing Operations									34.80%	36.50%	(1.70%)